Business combination (Details)	Apr. 29, 2022 USD ($) ft² a $ / shares	Jun. 30, 2022 USD ($)	Apr. 29, 2022 EquityInstruments	Apr. 29, 2022	Apr. 29, 2022 item
Business combination
Number of shares issued in acquisition | item					1,900,000
Cash	$ 2,600,000
Holdback payable	400,000	$ 400,000
Fair value of 1,900,000 common shares of the Company	16,131,000
Total consideration transferred	19,131,000
Cash Held In Trust		$ 472,512
Number of common shares | item					1,900,000
Holigen and RPK
Business combination
Percentage of ownership interest acquired				100.00%
Cash consideration	3,000,000
Number of shares issued in acquisition			1,900,000	1,900,000
Cash	2,600,000
Holdback payable	400,000
Total consideration transferred	$ 19,131,000
Price per share | $ / shares	$ 8.49
Number of common shares			1,900,000	1,900,000
Acquisition-related costs	$ 250,000
Holigen and RPK | Apolo Capital Advisory
Business combination
Number of shares issued in acquisition | item					96,354
Number of common shares | item					96,354
Holigen and RPK | Sintra, Lisbon, Portugal
Business combination
Number of square foot held | ft²	20,000
Holigen and RPK | Aljustrel, Portugal [Member]
Business combination
Number of square foot held | a	180